CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (10,555)	$ (13,964)	$ (18,978)	$ (27,450)
Adjustments to reconcile net loss to net cash used in operating activities
Stock based compensation	432	492	625	796
Share-based consulting and other services	219	233	307	94
Allowance for doubtful accounts	81	24	14	16
Bad debt write-off			257	0
Inventory reserve			200	0
Gain from non-monetary exchange			(65)	0
Depreciation and amortization	2,876	2,862	3,871	2,370
Change in fair value of derivative liabilities	(1,567)	0
Impairment			0	933
Accretion of financing instruments			0	176
Inducement expense			0	391
Other expense			0	10,068
Other income			(440)	0
Non-cash interest expense			0	601
Amortization of offering costs	163	0
Non-monetary transaction	43	(65)
Payment made in stock (payroll and consultants)	1,323	0
Reversal of accrued bonus expense			(25)	(2,335)
Inventory write-off			159	0
Changes in assets and liabilities
Accounts receivable	(532)	(185)	(185)	(804)
Inventory	529	(1,369)	(1,676)	(2,621)
Prepaid expenses and other current assets	132	(22)	(3)	293
Accounts payable	486	(1,153)	(973)	1,186
Accrued expenses	94	248	359	21
Accrued interest and fees			0	1,300
Deferred revenue - related party	(252)	0	0	480
Due to related parties	1,384	805	1,934	91
Net cash used in operating activities	(5,144)	(12,094)	(14,619)	(14,395)
Cash flows from investing activities
Capital expenditures for property and equipment	(160)	(114)	(134)	(294)
Capitalization of intangible assets	(1,716)	(1,105)	(1,771)	(2,602)
Net cash used in investing activities	(1,876)	(1,219)	(1,905)	(2,896)
Cash flows from financing activities
Repayment of capital lease obligations	(29)	(92)	(123)	(123)
Proceeds from issuance of convertible preferred stock, common stock and warrants, net of offering costs	1,977	0	664	0
Proceeds from issuance of convertible notes payable	1,470	0	0	450
Principle repayments on convertible notes payable	(702)
Proceeds from issuance of common stock and warrants, net of offering costs	4,670	9,777
Proceeds from issuance of common stock	17	0	11,224	17,340
Proceeds from convertible bridge loan payable ($2,727 to related party)			0	4,994
Repayment of convertible bridge loan payable			0	(125)
Proceeds from issuance of warrants			0	1
Net cash provided by financing activities	7,403	9,685	11,765	22,537
Net increase (decrease) in cash	383	(3,628)	(4,759)	5,246
Cash, beginning of period	758	5,517	5,517	271
Cash, end of period	1,141	1,889	758	5,517
Cash paid for interest	240	0
Cash paid for taxes	0	0
Supplemental cash flow disclosures of investing and financing activities
Issuance of Common stock in connection with conversion of amounts due to related party	1,756	0
Common stock issued in connection with conversion of preferred stock and deemed dividend	5,677	0	17
Conversion of amounts of due to related parties into Series B Preferred, common stock and warrants	1,003	0
Reclassification of derivative liabilities to stockholders’ equity upon the exercise of warrants	1,197		270	0
Amortization of commitment fees	135	45	294	0
Issuance of common stock in connection with the payment of a bonus	0	195	272	0
Issuance of common stock in connection with the repayment of accrued interest	$ 90	$ 90
Stock issued as payment for interest on convertible note			180	180
Reclassification of inventory to fixed asset			163	0
Reclassification of fixed asset to inventory			0	293
Stock issued as payment of fees on convertible preferred stock			17	0
Conversion of note payable				15,000
Conversion of convertible bridge loan payable including interest and fees			0	9,023
Interest and fees refinanced under the bridge loan			0	5,408
Due to related party refinanced under the bridge loan			0	1,393
Related party amount refinanced under the bridge loan			0	1,013
Capital lease obligation for property and equipment			$ 0	$ 370